Taxes - Schedule of After-tax (Expenses) Benefits Related To Interest and Penalties in Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax examination, penalties and interest expense	$ 35	$ 75	$ 77